Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by US and Foreign Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 50,035	$ 51,043	$ 49,045
U.S.
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	35,042	34,536	32,529
Japan
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	6,264	6,917	7,373
Other Foreign
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 8,729	$ 9,590	$ 9,143